Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2013